Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Global Growth Equity ETF
Entity Central Index Key	0001870116
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
Capital Group Global Growth Equity ETF
Shareholder Report [Line Items]
Fund Name	Capital Group Global Growth Equity ETF
Class Name	Capital Group Global Growth Equity ETF
Trading Symbol	CGGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group Global Growth Equity ETF (the "fund") for the period from June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at
capitalgroup.com/ETF-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.

Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/ETF-literature
Expenses [Text Block]	What were the fund costs for the last year? (based on a hypothetical $10,000 investment)
Fund	Cost of $10,000 Investment	Costs paid as a percentage of a $10,000 investment
CGGO	$ 48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund's shares gained 5.76% on a net asset value (NAV) basis and 5.57% on a market price basis for the year ended May 31, 2025. These results compare with a 13.65% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/ETF-returns
.
What factors influenced results
The U.S. economy showed signs of strength towards the end of the fund’s fiscal year, picking up a late-stage equity rally in the technology sector from a perceived easing of trade tensions. Ongoing trade tensions and geopolitical uncertainties muted global growth, but positive sentiment and a steady labor market contributed to positive progress in different parts of the world, such as Europe and the United Kingdom. Japan's economy faced headwinds due to weak consumer demand and exports. Among emerging markets, China’s economy was aided by government stimulus and a modest increase in overall exports, despite a drop in exports to the U.S. India’s economic growth was slowed but resilient amid global challenges.
Holdings in multiple sectors added positive returns to the portfolio, including financials, consumer staples, communication services, industrials, materials and information technology. From a geographical perspective, while about half of the portfolio is invested in U.S. equities, holdings of companies based in the United Kingdom, Japan and emerging markets contributed the most to returns.
In terms of detractors, holdings in the health care, energy and real estate sectors saw negative returns during the period. Holdings in companies based in select European countries and the Pacific ex Japan region detracted from portfolio returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	Since inception 1
Capital Group Global Growth Equity ETF (at NAV) 2	5.76%	7.63%
MSCI ACWI (All Country World Index) 3	13.65%	9.36%
1
The fund began investment operations on February 22, 2022.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

Performance Inception Date	Feb. 22, 2022
No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 01, 2024
Net Assets	$ 5,815,000,000
Holdings Count | Holding	95
Advisory Fees Paid, Amount	$ 22,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 5,815
Total number of portfolio holdings	95
Total advisory fees paid (in millions)	$ 22
Portfolio turnover rate	26%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
Material Fund Change [Text Block]
Material fund changes
This is a summary of certain changes to the fund since June 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2025 at
capitalgroup.com/ETF-literature
or upon request at
(800) 421-4225.
On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.

Material Fund Change Strategies [Text Block]	On May 1, 2025, the fund’s principal investment strategy to invest at least 40% of its net assets outside of the United States under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) was amended. Under the amended strategy, the fund will invest a percentage of its net assets outside the United States that is at least (a) 40% of its net assets under normal market conditions (or, if market conditions are not deemed favorable, at least 30%) or (b) the percentage of the MSCI All Country World Index represented by companies outside the United States minus 5%, whichever is lower.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the fund since June 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by August 1, 2025 at
capitalgroup.com/ETF-literature
or upon request at
(800) 421-4225.
Updated Prospectus Phone Number	(800) 421-4225
Updated Prospectus Web Address	capitalgroup.com/ETF-literature
Accountant Change Date	Jul. 03, 2025
Accountant Change Disagreements [Text Block]
Changes in and
disagreements
with
accountants
On July 3, 2025,
PricewaterhouseCoopers
LLP (“PwC”) was dismissed and Deloitte & Touche LLP was appointed as the fund’s independent registered public accounting firm for the fiscal year 2026 audit. The change in the fund’s independent registered public accounting firm was approved by the fund’s board of trustees, including a majority of the independent trustees, upon recommendation of the audit committee, as part of a broader effort to update board oversight and fund operations. At no point during the fund’s fiscal years ended May 31, 2024 and May 31, 2025 and the subsequent interim period through July 14, 2025, were there any disagreements between management and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure.